UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: April 18, 2015 to May 15, 2015

Commission File Number of issuing entity: 333-195164-04

WELLS FARGO COMMERCIAL MORTGAGE TRUST 2015-C26

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-195164

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, National Association

Liberty Island Group I LLC

Rialto Mortgage Finance, LLC

C-III Commercial Mortgage LLC

Silverpeak Real Estate Finance LLC

Walker & Dunlop Commercial Property Funding I WF, LLC

Basis Real Estate Capital II, LLC

National Cooperative Bank, N.A.

 (Exact name of sponsors as specified in their charters

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3952049

38-3952050

38-3952051

38-7127884

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
X‑A
X‑B
B			X
C			X
PEX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On May 15, 2015 a distribution was made to holders of the certificates issued by WELLS FARGO COMMERCIAL MORTGAGE TRUST 2015-C26.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2015-C26 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2015 to May 15, 2015, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on May 14, 2015. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Form ABS-15G on May 14, 2015. The Central Index Key number for Wells Fargo is 0000740906.

Liberty Island Group I LLC (“LIG I”), one of the sponsors, most recently filed a Form ABS-15G on February 12, 2015. The Central Index Key number for LIG I is 0001555501.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Form ABS-15G on February 6, 2015. The Central Index Key number for Rialto is 0001592182.

C-III Commercial Mortgage LLC (“C-III”), one of the sponsors, most recently filed a Form ABS-15G on January 16, 2015. The Central Index Key number for C-III is 0001541214.

Silverpeak Real Estate Finance LLC (“Silverpeak”), one of the sponsors, most recently filed a Form ABS-15G on February 9, 2015. The Central Index Key number for Silverpeak is 0001624053.

Walker & Dunlop Commercial Property Funding I WF, LLC (“Walker”), one of the sponsors, most recently filed a Form ABS-15G on February 6, 2015. The Central Index Key number for Walker is 0001617874.

Basis Real Estate Capital II, LLC (“Basis”), one of the sponsors, most recently filed a Form ABS-15G on February 12, 2015. The Central Index Key number for Basis is 0001542105.

National Cooperative Bank, N.A. (“NCBNA”), one of the sponsors, most recently filed a Form ABS-15G on February 17, 2015. The Central Index Key number for Basis is 0001577313.

Part II - OTHER INFORMATION

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WELLS FARGO COMMERCIAL MORTGAGE TRUST 2015-C26, relating to the May 15, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: June 1, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WELLS FARGO COMMERCIAL MORTGAGE TRUST 2015-C26, relating to the May 15, 2015 distribution.